SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                   --------

                      Deutsche Large Cap Focus Growth Fund




The following information replaces the existing disclosure contained under the "Portfolio Manager(s)" sub-heading of the "MANAGEMENT" section of the summary section of the fund's prospectus.


THOMAS M. HYNES, JR., CFA, DIRECTOR. Lead Portfolio Manager of the fund. Began managing the fund in 2010.


OWEN FITZPATRICK, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2009.


BRENDAN O'NEILL, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2007.


The following information replaces the existing disclosure contained under the "MANAGEMENT" sub-heading of the "FUND DETAILS" section of the fund's prospectus.


THOMAS M. HYNES, JR., CFA, DIRECTOR. Lead Portfolio Manager of the fund. Began managing the fund in 2010.

o Joined Deutsche Asset & Wealth Management in 1995, served in DB Private Wealth Management from 1995-2004; served as US equity portfolio manager at Citigroup Asset Management from 2004-2007; rejoined Deutsche Asset Management in 2007.

o  Portfolio manager for US Large Cap Equity: New York.

o  BS, Fordham University.

OWEN FITZPATRICK, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2009.

o  Joined Deutsche Asset & Wealth Management in 1995.

o Prior to his current role as Head of US Equity, he was Managing Director of Deutsche Bank Private Wealth Management, head of US Equity Strategy, manager of the US large cap core, value and growth portfolios, member of the US Investment Committee and head of the Equity Strategy Group.

o Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank, he managed an equity income fund, trust and advisory relationships for Princeton Bank & Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Previously he served as a portfolio manager at Manufacturer's Hanover Trust Company.

o  BA and MBA, Fordham University.


BRENDAN O'NEILL, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2007.

o  Joined Deutsche Asset & Wealth Management in 2000.

o Equity Research Analyst covering the financial services sector from 2001-2009.

o  Previously served as a member of the Large Cap Core Equity team.

o  BA, Queens College, CUNY; MS, Zicklin School of Business, Baruch College.


               Please Retain This Supplement for Future Reference


July 7, 2015
PROSTKR-501
                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]